SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stockholders Equity	Authorized share capital:

	2012	2011
1,000 shares of $1 par value	1,000	1,000
Issued and outstanding share capital:

	2012	2011
100 common shares of $1 par value	100	100